Contract Balances (Details) - Schedule of Contract Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contract Liabilities [Abstract]
Tuition fee	¥ 101,924	¥ 116,407
Accommodation fee	13,762	9,581
Deposit	320	1,389
Teaching and Miscellaneous Fees	6,865	1,060
Training fee	9,811	5,512
Service charge	7,820	7,625
Contract liabilities	¥ 140,501	¥ 141,574